Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2012
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating (income) expense, net:

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2010	2011	2012
GSN remeasurement gain*[1]	—	(26,991)	—
Sony Ericsson remeasurement gain*[1]	—	—	(102,331)
(Gain) loss on sale of interests in subsidiaries and affiliates, net*[1,2]	(30,529)	(4,465)	(2,882)
(Gain) loss on sale, disposal or impairment of assets, net*[2,3]	73,517	18,006	45,619

	42,988	(13,450)	(59,594)

*1	Refer to Note 24.

*2	Refer to Note 25.

*3	Refer to Notes 13, 18 and 19.

(2)	Research and development costs:

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2010, 2011 and 2012 were 432,001 million yen, 426,814 million yen and 433,477 million yen, respectively.

(3)	Advertising costs:

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2010, 2011 and 2012 were 383,540 million yen, 396,425 million yen and 357,106 million yen, respectively.

(4)	Shipping and handling costs:

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2010, 2011 and 2012 were 83,622 million yen, 91,926 million yen and 76,644 million yen, respectively, which included the internal transportation costs of finished goods.